PROVISIONS FOR LITIGATION AND CONTINGENT LIABILITIES - Provisions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Provisions recognized
Additions	R$ 11,057,868	R$ 13,672,329
Principal
Provisions recognized
Additions	2,717,747	3,454,178
Adjustment of interest paid
Provisions recognized
Additions	11,725	14,509
Remuneration interest
Provisions recognized
Additions	1,444,505	1,918,403
Default interest
Provisions recognized
Additions	6,362,563	7,734,433
Attorney fees
Provisions recognized
Additions	411,110	455,042
Other funds
Provisions recognized
Additions	R$ 110,218	R$ 95,764